Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Abstract]
Amounts due from exchanges, clearing houses and other counterparties	$ 4,311.3	$ 3,124.0
Amounts receivable from clients	3,085.7	2,737.1
Trade debtors	367.4	283.5
Amounts due from Prime Brokers	313.9	101.5
Settlement balances	2,045.2	593.8
Default funds and deposits	419.4	474.1
Loans receivable	283.5	89.8
Other tax and social security taxes	18.3	12.3
Other debtors	150.1	104.5
Prepayments	48.6	32.6
Trade and other current receivables	$ 11,043.4	$ 7,553.2